Leases	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Leases [Abstract]
Leases

Note 16 – Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. The Company’s office lease was classified as operating leases. The lease generally do not contain options to extend at the time of expiration.

Upon adoption of FASB ASU 2016-02 on July 1, 2022, the Company recognized $84,829 ROU asset and same amount of operating lease liability based on the present value of the future minimum rental payments of leases, using a discount rate of 3.5% based on duration of lease terms. As of March 31, 2024, the weighted-average lease term is 0.8 years for the remaining leases. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company’s lease liabilities under the remaining operating leases as of March 31, 2024 for the next five years is as follows:

March 31,
2024	$35,191
2025	-
Total undiscounted lease payments	35,191
Less imputed interest	(817)
Total lease liabilities	$34,374

Lease expense for the three and nine months ended March 31, 2024 were $10,795, and $20,332, respectively. Rent expense for the three and nine months ended March 31, 2023 were $5,232, and $27,525, respectively.

Note 14 – Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. The Company’s office lease was classified as operating leases. The lease generally do not contain options to extend at the time of expiration.

The Company had an existing operating lease for office as of July 1, 2022. Upon adoption of FASB ASU 2016-02 on July 1, 2022, the Company recognized $84,829 ROU asset and same amount of operating lease liability based on the present value of the future minimum rental payments of leases, using a discount rate of 3.5% based on duration of lease terms. As of June 30, 2023, the weighted-average lease term is 1.6 years for the remaining leases. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company’s lease liabilities under the remaining operating leases as of June 30, 2023 for the next five years is as follows:

June 30,
2024	$40,838
2025	23,217
Total undiscounted lease payments	64,055
Less imputed interest	(1,745)
Total lease liabilities	$62,310

Lease expense for the years ended June 30, 2023 and 2022 were $168,752, and $35,032, respectively.